Schedule of contract liabilities (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Contract liabilities [abstract]
Annual maintenance contracts — current contract year	$ 4,617,187
Annual maintenance contracts — following contract year	3,359,135
Annual maintenance contracts — earlier contract years	749,244
Advances received from customers — VIS India	66,825
Contract liabilities of the VIS international sub-group	1,270,224
Other deferred revenue		588,000
Contract liabilities	$ 10,062,615	$ 588,000	$ 468,000